CURRENT AND DEFERRED TAXES (Details 4) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Interests and adjustments	$ 9,384	$ 8,645
Non-recurring charge-offs	13,389	11,651
Assets received in lieu of payment	785	1,582
Exchange rate adjustments	1,675	882
Property, plant and equipment valuation	6,138	4,410
Allowance for loan losses	184,488	160,359
Provision for expenses	63,134	73,518
Derivatives	3,924	5,249
Leased assets	107,897	98,090
Subsidiaries tax losses	5,314	5,277
Prepaid expenses	156	151
Total deferred tax assets	396,284	369,814
Deferred tax liabilities
Valuation of investments	(42)	(1,911)
Prepaid expenses	(349)
Depreciation		(532)
Valuation provision	(5,989)	(5,955)
Exchange rate adjustments	(3,383)
Other	(20)	(432)
Total deferred tax liabilities	$ (9,783)	$ (8,830)